Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total		$ 7,018	$ 4,910	$ 461
Printers rental		52	190	368
Total revenue		7,070	5,100	829
Consumables [Member]
Statement Line Items [Line Items]
Total		650	190	185
Support services [Member]
Statement Line Items [Line Items]
Total	[1]	598	400
Sales of printers [Member]
Statement Line Items [Line Items]
Total	[1]	$ 5,770	$ 4,320	$ 276

[1]	The Company's identified separated distinct performance obligations that include: Printer, maintenance, training and installation. The Company allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.